Organization and Principal Activities - Details of Company's Major Subsidiaries and VIEs and Its Major Subsidiaries (Detail)	12 Months Ended
May 31, 2018
Variable interest entities (VIEs) [Member] | New Oriental Education & Technology Group Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Aug. 02, 2001
Place of incorporation (or establishment)/ operation	PRC
Variable interest entities (VIEs) [Member] | Beijing New Oriental Xuncheng Network Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 11, 2005
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries of the Company [Member] | Beijing Decision Education & Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Judgment Education & Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Hewstone Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Elite Concept Holdings Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 03, 2007
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Winner Park Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 09, 2008
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Smart Shine International Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 09, 2008
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Pioneer Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 08, 2009
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Shanghai Smart Words Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 08, 2010
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Smart Wood Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 21, 2011
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing New Oriental Walkite International Travel Co.,Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	May 22, 2012
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Joy Tend Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 31, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Right Time Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 31, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Abundant State Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 20, 2013
Place of incorporation (or establishment)/ operation	The British Virgin Islands ("BVI")
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Magnificence Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 01, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Top Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 13, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Shenghe Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	May 27, 2014
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Walkite International Academy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 16, 2015
Place of incorporation (or establishment)/ operation	U.K.
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Walkite International Academy (U.S.A.) Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 13, 2015
Place of incorporation (or establishment)/ operation	U.S.A.
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Jinghong Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 18, 2016
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | New Oriental Vision Overseas Consulting Australia Private Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 25, 2017
Place of incorporation (or establishment)/ operation	Australia
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Zhuhai Zekai Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 26, 2017
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Garden House Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 01, 2017
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	70.00%
Major Subsidiaries of the Company [Member] | One World Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 01, 2017
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	70.00%
Major Subsidiaries of the Company [Member] | Blingabc Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 27, 2017
Place of incorporation (or establishment)/ operation	U.S.A.
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Zhiyuan Hangcheng Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 16, 2018
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Koolearn Technology Holding Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Feb. 07, 2018
Place of incorporation (or establishment)/ operation	Cayman
Legal ownership	68.00%
Major Subsidiaries of the Company [Member] | New Oriental Xuncheng Technology Hk Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 02, 2018
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Dexin Dongfang Network Technology Co Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 21, 2018
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Haidian District Privately-Funded New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Oct. 05, 1993
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Shanghai Yangpu District New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 01, 2000
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Guangzhou Haizhu District Privately-Funded New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 08, 2000	[1]
Place of incorporation (or establishment)/ operation	PRC	[1]
Major Subsidiaries and Schools of the VIEs [Member] | Wuhan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 28, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Yangzhou Foreign Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 06, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Tianjin New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Aug. 21, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Xi'an Yanta District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 26, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Nanjing Gulou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 28, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Dogwood Cultural Communications Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	May 16, 2003
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Chongqing New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Aug. 15, 2003
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Chengdu New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Aug. 18, 2003
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Shenzhen New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Oct. 15, 2003
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Feb. 19, 2004
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Dogwood, Bookstore, Audio and Video Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 02, 2004
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Taiyuan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Jinan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	May 31, 2005
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Zhengzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jul. 19, 2005
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Hangzhou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jul. 21, 2005
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Qingdao Happy Alice Kindergarten [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 29, 2005
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Suzhou New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 26, 2006
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Nanchang Donghu District New Oriental Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 16, 2007
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Stars Education & Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jul. 11, 2007
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Chaoyang District Kindergarten of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 20, 2007
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Xiamen Siming District New Oriental Education Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jul. 08, 2008
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Changchun Tongwen Gaokao Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 01, 2008
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Changchun Tongwen Senior High School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 01, 2008
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Nanjing Yuhuatai District New Oriental Kindergarten of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 10, 2009
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Changping New Oriental Foreign Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jul. 19, 2010
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Shanghai Vision Overseas Service Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 24, 2011
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Management Software Training Institute [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 01, 2012
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Kuxue Huisi Network Technology Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Feb. 01, 2013
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Guangzhou Panyu District Privately-Funded New Oriental Training Centre [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 19, 2013	[1]
Place of incorporation (or establishment)/ operation	PRC	[1]
Major Subsidiaries and Schools of the VIEs [Member] | Guangzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Aug. 20, 2013	[1]
Place of incorporation (or establishment)/ operation	PRC	[1]
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Dongfang Zhuoyong Investment Management Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 29, 2014
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Qingdao Alice Education & Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Aug. 21, 2014
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Yangzhou Guangling District New Oriental Kindergarten Of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Aug. 26, 2014
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Qingdao Chengyang District Happy Alice Kindergarten [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Oct. 30, 2014
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Qingdao Laoshan District Happy Alice Kindergarten [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 04, 2014
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | New Oriental Vision Overseas Consulting (U.K.) Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 10, 2015
Place of incorporation (or establishment)/ operation	U.K.
Major Subsidiaries and Schools of the VIEs [Member] | Qingdao New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Aug. 20, 2015
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Vision Overseas Service Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Feb. 24, 2016
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Dongfang Youbo Network Technology Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 23, 2016
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Bright the Future Education & Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jul. 18, 2016
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Ainuo Shida Education & Technology Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 01, 2016
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Chaoyang District Taiyanggong Kindergarten of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 20, 2017
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Ningbo Meishan Bonded Port Area Hexin Oriental Asset Management Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 28, 2017
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Haiwei Career Service Co Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 09, 2017
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Hangzhou Shengshen Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Oct. 09, 2017
Place of incorporation (or establishment)/ operation	PRC

[1]	Guangzhou Panyu School and Guangzhou School were established in the year ended May 31, 2014. Although they are separate legal entities, from the perspective of the Group's internal management, they together with Guangzhou Haizhu School are considered as one school since they are operated by the same local management in Guangzhou, the PRC.